Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary Of Inventories

Details of inventories at December 31, 2025 and 2024 are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Raw materials and Semi-finished goos	40,427	55,736
Finished goods	7,096	14,346
Total	47,523	70,082